Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)
The changes in AOCI by component, net of tax, for the fiscal years ended December 31, 2019, 2018 and 2017 were as follows (in millions):

	Post- retirement benefit plans		Currency translation adjustment		Derivatives			Deferred Tax Asset Valuation Allowance	Total
Attributable to ATI:
Balance, December 31, 2016		$(965.5)		$(85.0)		$2.4		$(45.6)	$(1,093.7)
OCI before reclassifications		(32.5)		31.5		11.1		—	10.1
Amounts reclassified from AOCI	(a)	43.5	(b)	—	(c)	(4.5)	(d)	16.8	55.8
Net current-period OCI		11.0		31.5		6.6		16.8	65.9
Balance, December 31, 2017		(954.5)		(53.5)		9.0		(28.8)	(1,027.8)
OCI before reclassifications		(107.2)		(20.4)		(4.9)		—	(132.5)
Amounts reclassified from AOCI	(a)	55.9	(b)	—	(c)	(8.9)	(d)	(20.5)	26.5
Net current-period OCI		(51.3)		(20.4)		(13.8)		(20.5)	(106.0)
Balance, December 31, 2018		(1,005.8)		(73.9)		(4.8)		(49.3)	(1,133.8)
OCI before reclassifications		(141.6)		(2.7)		7.4		—	(136.9)
Amounts reclassified from AOCI	(a)	64.3	(b)	—	(c)	(3.1)	(d)	7.8	69.0
Net current-period OCI		(77.3)		(2.7)		4.3		7.8	(67.9)
Balance, December 31, 2019		$(1,083.1)		$(76.6)		$(0.5)		$(41.5)	$(1,201.7)
Attributable to noncontrolling interests:
Balance, December 31, 2016		$—		$9.7		$—		$—	$9.7
OCI before reclassifications		—		7.6		—		—	7.6
Amounts reclassified from AOCI		—	(b)	—		—		—	—
Net current-period OCI		—		7.6		—		—	7.6
Balance, December 31, 2017		—		17.3		—		—	17.3
OCI before reclassifications		—		(6.2)		—		—	(6.2)
Amounts reclassified from AOCI		—	(b)	—		—		—	—
Net current-period OCI		—		(6.2)		—		—	(6.2)
Balance, December 31, 2018		—		11.1		—		—	11.1
OCI before reclassifications		—		(1.3)		—		—	(1.3)
Amounts reclassified from AOCI		—	(b)	—		—		—	—
Net current-period OCI		—		(1.3)		—		—	(1.3)
Balance, December 31, 2019		$—		$9.8		$—		$—	$9.8

(a)	Amounts were included in net periodic benefit cost for pension and other postretirement benefit plans (see Note 14).

(b)	No amounts were reclassified to earnings.

(c)
For 2018, following the Company’s January 1, 2018 adoption of changes issued by the FASB related to accounting guidance for derivatives, amounts related to derivatives are included in cost of goods sold or interest expense in the period or periods the hedged item affects earnings (see Note 12). For 2017, amounts related to the effective portion of the derivatives were included in cost of goods sold in the period or periods the hedged item affects earnings, and amounts related to the ineffective portion of the derivatives were presented in selling and administrative expenses on the consolidated statements of operations (see Note 12).

(d)
Represents the net change in deferred tax asset valuation allowances on changes in AOCI balances between the balance sheet dates. The 2019 income tax provision includes $6.0 million of tax expense for the recognition of a stranded deferred tax balance arising from deferred tax valuation allowances that was associated with a cash flow hedge portfolio that fully settled in the fourth quarter of 2019.

Other comprehensive income (loss) amounts (OCI) reported above by category are net of applicable income tax expense (benefit) for each year presented. Income tax expense (benefit) on OCI items is recorded as a change in a deferred tax asset or liability. Amounts recognized in OCI include the impact of any deferred tax asset valuation allowances, when applicable.
Foreign currency translation adjustments, including those pertaining to noncontrolling interests, are generally not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries.
Reclassifications out of AOCI for the fiscal years ended December 31, 2019, 2018 and 2017 were as follows:

	Amount reclassified from AOCI (c)
	Fiscal year ended
Details about AOCI Components (In millions)	December 31, 2019		December 31, 2018		December 31, 2017		Affected line item in the consolidated statement of operations
Postretirement benefit plans
Prior service credit	$2.6	(a)	$2.6	(a)	$1.6	(a)
Actuarial losses	(87.2)	(a)	(76.5)	(a)	(71.6)	(a)
	(84.6)	(c)	(73.9)	(c)	(70.0)	(c)	Total before tax
	(20.3)		(18.0)		(26.5)		Tax benefit (d)
	$(64.3)		$(55.9)		$(43.5)		Net of tax

Derivatives
Nickel and other raw material contracts	$5.1	(b)	$10.2	(b)	$(3.4)	(b)
Natural gas contracts	(1.2)	(b)	0.5	(b)	(5.3)	(b)
Foreign exchange contracts	0.7	(b)	1.3	(b)	15.9	(b)
Interest rate swap	(0.5)	(b)	(0.3)	(b)	—	(b)
	4.1	(c)	11.7	(c)	7.2	(c)	Total before tax
	1.0		2.8		2.7		Tax provision (d)
	$3.1		$8.9		$4.5		Net of tax

(a)	Amounts are included in nonoperating retirement benefit expense (see Note 14).

(b)
For 2018, following the Company’s January 1, 2018 adoption of changes issued by the FASB related to accounting guidance for derivatives, amounts related to derivatives, with the exception of the interest rate swap are included in cost of goods sold in the period or periods the hedged item affects earnings. Amounts related to the interest rate swap are included in interest expense in the same period as the interest expense on the Term Loan is recognized in earnings (see Note 12). For 2017, amounts related to the effective portion of the derivatives were included in cost of goods sold in the period or periods the hedged item affects earnings, and amounts related to the ineffective portion of the derivatives were presented in selling and administrative expenses on the consolidated statements of operations (see Note 12).

(c)
For pretax items, positive amounts are income and negative amounts are expense in terms of the impact to net income. Tax effects are presented in conformity with ATI’s presentation in the consolidated statements of operations.

(d)
These amounts exclude the impact of any deferred tax asset valuation allowances, when applicable, including recognition of stranded balances (see Note 17 for further explanation).